STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

September 21, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Mr. Jason Fox

Re:	Lazard Retirement Series, Inc.
Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
(Registration Nos: 811-08071; 33-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 48 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment is being filed in order to revise the investment strategies of an existing series, the Lazard Retirement U.S. Equity Value Portfolio, to be renamed the Lazard Retirement U.S. Equity Concentrated Portfolio (the “Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(b) under the 1933 Act on April 19, 2012.

The Portfolio’s investment objective remains long-term capital appreciation. The Portfolio will invest primarily in equity securities, principally common stocks, of U.S. companies of any market capitalization. The Portfolio has a concentrated portfolio of investments, typically investing in 15 to 35 companies with market capitalizations generally greater than $350 million. The Portfolio seeks to outperform broad-based securities market indices, such as the S&P 500® Index, the Russell 1000® Index and the Russell 3000® Index.

Please note that the classification of the Portfolio is changing from a “diversified” fund to a “non-diversified” fund (the “Reclassification”), as such terms are defined in the Investment Company Act of 1940, as amended. The Portfolio did not seek shareholder approval for the Reclassification because the fund has no shareholders and has not yet commenced operations.

Please telephone the undersigned at 212.806.6638, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Lauren Connolly

Lauren Connolly

cc: Janna Manes